NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of antidilutive securities

	Nine Months Ended
	September 30,
	2025	2024
Common shares issuable upon exercise of common stock options	7,647,597	7,670,413
Common shares issuable upon conversion of Convertible Notes	-	1,367,908
Shares issuable upon conversion of Series A-1 Preferred Stock	-	39,618,919
Total common shares excluded from denominator for diluted earnings per share computation	7,647,597	48,657,240

	Year Ended December 31,
	2024	2023
Common shares issuable upon exercise of common stock options	7,210,742	3,544,945
Common shares issuable upon conversion of Convertible Notes	1,386,344	1,308,771
Shares issuable upon conversion of Series A-1 Preferred Stock	39,618,919	39,618,919
Total common shares excluded from denominator for diluted earnings per share computation	48,216,005	44,472,635